Taxes on Income (Schedule Of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ 10,880	$ (20,850)	$ (5,430)
Foreign	1,862	3,607	1,611
Income (loss) before taxes on income	$ 12,742	$ (17,243)	$ (3,819)